DERIVATIVE FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative financial instruments [text block] [Abstract]
Hedged Liability, Fair Value Hedge	£ 692	£ 170
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	£ 101